Celladon Europe B.V. - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 06, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 04, 2014	Jun. 30, 2012	Apr. 30, 2012
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued for exchange of investment			11,151,192		11,151,192
Increases in fair value of redeemable non-controlling interest			$ (3,105)	$ (154)
Celladon Europe [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Increases in fair value of redeemable non-controlling interest			$ 3,100	$ 200
Cash Transferred from Celladon EU to Celladon US		$ 100
Celladon Europe [Member] | LSP [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Aggregate investment						$ 4,800	$ 4,800
Celladon Europe [Member] | Special Preferred Voting Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares cancelled	1
Celladon Europe [Member] | Non-voting B Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued for exchange of investment	1,999
Celladon Europe [Member] | Non-voting B Shares [Member] | LSP [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued for exchange of investment		1,999
Celladon Europe [Member] | Series A-1 Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares exchanged at option	10,716,405
Celladon Europe [Member] | Series A-1 Preferred Stock [Member] | LSP [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares exchanged at option		10,716,405
Celladon Corporation [Member] | Special Preferred Voting Stock [Member] | LSP [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued for exchange of investment		1
Enterprise Transaction [Member] | LSP [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership investment percentage	10.00%